Accounts receivable (Details 1) (Detail) - BRL (R$) R$ in Thousands		Jun. 30, 2019	Dec. 31, 2018
Legal obligors
Accounts receivable		R$ 9,859,199	R$ 8,104,679
Accounts receivable		12,260
Total Accounts receivable		9,871,459	8,104,679
Itau
Legal obligors
Total Accounts receivable		3,522,695	3,065,084
Bradesco
Legal obligors
Total Accounts receivable		1,211,646	906,281
Banco do Brasil
Legal obligors
Total Accounts receivable		968,934	720,170
CEF
Legal obligors
Total Accounts receivable		433,833	307,090
Santander
Legal obligors
Total Accounts receivable		1,340,180	1,119,926
Other
Legal obligors
Total Accounts receivable	[1]	1,963,071	1,456,131
Total card issuers
Legal obligors
Total Accounts receivable	[2]	9,440,359	7,574,682
Cielo - Elo
Legal obligors
Total Accounts receivable		156,428	366,619
Cielo Total
Legal obligors
Total Accounts receivable		44,277	91,402
Redecard
Legal obligors
Total Accounts receivable		791	5,502
Amex
Legal obligors
Total Accounts receivable		0	1,188
Vero
Legal obligors
Total Accounts receivable		8,069	4,396
Other
Legal obligors
Total Accounts receivable		69,661	34,367
Total acquirers
Legal obligors
Total Accounts receivable	[3]	279,226	503,474
Other
Legal obligors
Accounts receivable		139,614	26,523
Accounts receivable		12,260
Total other
Legal obligors
Total Accounts receivable		151,874	26,523
Visa
Legal obligors
Total Accounts receivable		3,105,726	2,641,424
Visa | Itau
Legal obligors
Total Accounts receivable		623,066	570,463
Visa | Bradesco
Legal obligors
Total Accounts receivable		858,154	735,784
Visa | Banco do Brasil
Legal obligors
Total Accounts receivable		689,500	566,537
Visa | CEF
Legal obligors
Total Accounts receivable		150,050	133,882
Visa | Santander
Legal obligors
Total Accounts receivable		272,348	247,950
Visa | Other
Legal obligors
Total Accounts receivable	[1]	512,608	386,808
Visa | Total card issuers
Legal obligors
Total Accounts receivable	[2]	3,105,726	2,641,424
Master
Legal obligors
Total Accounts receivable		5,341,022	4,418,631
Master | Itau
Legal obligors
Total Accounts receivable		2,347,403	1,979,994
Master | Bradesco
Legal obligors
Total Accounts receivable		174,140	170,497
Master | Banco do Brasil
Legal obligors
Total Accounts receivable		159,841	153,633
Master | CEF
Legal obligors
Total Accounts receivable		178,782	173,208
Master | Santander
Legal obligors
Total Accounts receivable		1,067,832	871,976
Master | Other
Legal obligors
Total Accounts receivable	[1]	1,413,024	1,069,323
Master | Total card issuers
Legal obligors
Total Accounts receivable	[2]	5,341,022	4,418,631
Hipercard
Legal obligors
Total Accounts receivable		552,226	514,627
Hipercard | Itau
Legal obligors
Total Accounts receivable		552,226	514,627
Hipercard | Total card issuers
Legal obligors
Total Accounts receivable	[2]	552,226	R$ 514,627
Elo
Legal obligors
Total Accounts receivable		441,385
Elo | Bradesco
Legal obligors
Total Accounts receivable		179,352
Elo | Banco do Brasil
Legal obligors
Total Accounts receivable		119,593
Elo | CEF
Legal obligors
Total Accounts receivable		105,001
Elo | Other
Legal obligors
Total Accounts receivable	[1]	37,439
Elo | Total card issuers
Legal obligors
Total Accounts receivable	[2]	R$ 441,385

[1]	Refers to other pulverized receivables from legal obligors.
[2]	Card issuers: receivables derived from transactions where PagSeguro Brazil acts as the financial intermediary in operations with the issuing banks, related to the intermediation agreements between PagSeguro Brazil and Visa, Mastercard, Hipercard or Elo. However, PagSeguro Brazil’s contractual accounts receivable are with the financial institutions, which are the legal obligors on the accounts receivable. Additionally, amounts due within 27 days of the original transaction, including those that fall due with the first installment of installment receivables, are guaranteed by Visa, Mastercard, Elo or Hipercard, as applicable, in the event that the legal obligors do not make payment. PagSeguro Brazil started operating directly as a financial intermediary in 2016.
[3]	Acquirers: refers to card processing transactions to be received from the acquirers, which are a third parties acting as financial intermediaries between the issuing bank and PagSeguro Brazil. This balance also includes the receivables from sales of debit and credit card readers.